Property, plant and equipment (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Property, plant and equipment
Balance, at beginning of the period	¥ 419,894
Charge for the year	(391,167)	¥ (389,871)	¥ (265,019)
Balance, at end of the period	534,634	419,894
Gross carrying amount
Property, plant and equipment
Balance, at beginning of the period	596,153	198,589
Additions	196,997	409,477
Acquisitions through business combination	1,339	10,290
Disposals	(88,680)	(25,966)
Exchange adjustments	10,091	3,763
Balance, at end of the period	715,900	596,153	198,589
Accumulated depreciation
Property, plant and equipment
Balance, at beginning of the period	(132,921)	(84,066)
Charge for the year	(70,706)	(58,865)
Written back on disposals	51,844	11,256
Exchange adjustments	(3,402)	(1,246)
Balance, at end of the period	(155,185)	(132,921)	(84,066)
Loss allowance
Property, plant and equipment
Balance, at beginning of the period	(43,338)	(38,207)
Addition	(7,248)	(13,062)
Written back on disposals	26,015	8,767
Exchange adjustments	(1,510)	836
Balance, at end of the period	(26,081)	(43,338)	(38,207)
Apartments
Property, plant and equipment
Balance, at beginning of the period	235,101
Balance, at end of the period	226,389	235,101
Apartments | Gross carrying amount
Property, plant and equipment
Balance, at beginning of the period	242,639
Additions		242,639
Balance, at end of the period	242,639	242,639
Apartments | Accumulated depreciation
Property, plant and equipment
Balance, at beginning of the period	(7,538)
Charge for the year	(8,712)	(7,538)
Written back on disposals	0
Balance, at end of the period	(16,250)	(7,538)
Apartments | Loss allowance
Property, plant and equipment
Exchange adjustments	0
Balance, at end of the period	0
Leasehold improvements
Property, plant and equipment
Balance, at beginning of the period	73,388
Balance, at end of the period	87,255	73,388
Leasehold improvements | Gross carrying amount
Property, plant and equipment
Balance, at beginning of the period	168,120	111,949
Additions	8,710	67,160
Acquisitions through business combination	451
Transfer from construction in progress	(36,419)
Disposals	(75,541)	(15,389)
Exchange adjustments	9,112	4,400
Balance, at end of the period	147,271	168,120	111,949
Leasehold improvements | Accumulated depreciation
Property, plant and equipment
Balance, at beginning of the period	(56,016)	(41,007)
Charge for the year	(24,270)	(17,840)
Written back on disposals	44,866	4,541
Exchange adjustments	(3,084)	(1,710)
Balance, at end of the period	(38,504)	(56,016)	(41,007)
Leasehold improvements | Loss allowance
Property, plant and equipment
Balance, at beginning of the period	(38,716)	(36,432)
Addition	(5,640)	(8,880)
Written back on disposals	24,875	7,536
Exchange adjustments	(2,031)	940
Balance, at end of the period	(21,512)	(38,716)	(36,432)
Office equipment
Property, plant and equipment
Balance, at beginning of the period	25,586
Balance, at end of the period	19,387	25,586
Office equipment | Gross carrying amount
Property, plant and equipment
Balance, at beginning of the period	51,043	37,431
Additions	7,348	16,779
Acquisitions through business combination	888	14
Disposals	(5,611)	(3,183)
Exchange adjustments	380	2
Balance, at end of the period	54,048	51,043	37,431
Office equipment | Accumulated depreciation
Property, plant and equipment
Balance, at beginning of the period	(24,035)	(18,626)
Charge for the year	(10,981)	(7,144)
Written back on disposals	3,058	1,672
Exchange adjustments	(887)	63
Balance, at end of the period	(32,845)	(24,035)	(18,626)
Office equipment | Loss allowance
Property, plant and equipment
Balance, at beginning of the period	(1,422)
Addition	(591)	(1,380)
Exchange adjustments	197	42
Balance, at end of the period	(1,816)	(1,422)
Store operating equipment
Property, plant and equipment
Balance, at beginning of the period	16,940
Balance, at end of the period	17,073	16,940
Store operating equipment | Gross carrying amount
Property, plant and equipment
Balance, at beginning of the period	46,791	46,469
Additions	5,348	7,628
Disposals	(5,191)	(6,670)
Exchange adjustments	(225)	(636)
Balance, at end of the period	46,723	46,791	46,469
Store operating equipment | Accumulated depreciation
Property, plant and equipment
Balance, at beginning of the period	(26,651)	(22,923)
Charge for the year	(4,690)	(8,647)
Written back on disposals	3,857	4,524
Exchange adjustments	587	395
Balance, at end of the period	(26,897)	(26,651)	(22,923)
Store operating equipment | Loss allowance
Property, plant and equipment
Balance, at beginning of the period	(3,200)	(1,775)
Addition	(1,017)	(2,802)
Written back on disposals	1,140	1,231
Exchange adjustments	324	(146)
Balance, at end of the period	(2,753)	(3,200)	(1,775)
Motor vehicles
Property, plant and equipment
Balance, at beginning of the period	891
Balance, at end of the period	1,140	891
Motor vehicles | Gross carrying amount
Property, plant and equipment
Balance, at beginning of the period	2,347	2,740
Additions	675	232
Disposals		(622)
Exchange adjustments	67	(3)
Balance, at end of the period	3,089	2,347	2,740
Motor vehicles | Accumulated depreciation
Property, plant and equipment
Balance, at beginning of the period	(1,456)	(1,510)
Charge for the year	(475)	(452)
Written back on disposals	0	500
Exchange adjustments	(18)	6
Balance, at end of the period	(1,949)	(1,456)	¥ (1,510)
Motor vehicles | Loss allowance
Property, plant and equipment
Exchange adjustments	0
Balance, at end of the period	0
Moulds
Property, plant and equipment
Balance, at beginning of the period	9,184
Balance, at end of the period	7,001	9,184
Moulds | Gross carrying amount
Property, plant and equipment
Balance, at beginning of the period	26,409
Additions	19,585	26,511
Disposals	(253)	(102)
Balance, at end of the period	45,741	26,409
Moulds | Accumulated depreciation
Property, plant and equipment
Balance, at beginning of the period	(17,225)
Charge for the year	(21,578)	(17,244)
Written back on disposals	63	19
Balance, at end of the period	(38,740)	(17,225)
Moulds | Loss allowance
Property, plant and equipment
Exchange adjustments	0
Balance, at end of the period	0
Construction in progress
Property, plant and equipment
Balance, at beginning of the period	58,804
Balance, at end of the period	176,389	58,804
Construction in progress | Gross carrying amount
Property, plant and equipment
Balance, at beginning of the period	58,804
Additions	155,331	48,528
Acquisitions through business combination		10,276
Transfer from construction in progress	36,419
Disposals	(2,084)
Exchange adjustments	757
Balance, at end of the period	176,389	¥ 58,804
Construction in progress | Accumulated depreciation
Property, plant and equipment
Written back on disposals	0
Balance, at end of the period	0
Construction in progress | Loss allowance
Property, plant and equipment
Exchange adjustments	0
Balance, at end of the period	¥ 0